CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,658,059,295	1,653,101,002
Treasury shares, par value	$ 0.01	$ 0.01
Treasury shares, shares	11,267,038	10,552,328